Subsequent Events (Narrative) (Details) (Subsequent Event [Member], USD $)	0 Months Ended
Jan. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends payable per share	$ 0.22
Dividends payable, date declared	Jan. 15, 2015
Dividends payable, date of record	Feb. 13, 2015
Dividends payable, date to be paid	Mar. 02, 2015